Fees Summary	Mar. 03, 2025 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0
Total Fee Amount	17,807.72
Total Transaction Valuation	116,314,292
Total Offset Amount	0
Net Fee	$ 17,807.72